Note 6 - Other operating income and expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Operating Income [Abstract]
Results from sundry assets	$ 7,127	$ 10,529	$ 10,960
Net rents	4,188	4,417	4,702
Reclassification of currency translation adjustment reserve			878
Bargain purchase gain		2,212	3,162
Result on sale of Venezuela awards			33,341
Other income	12,474	43,492
Other operating income	23,789	60,650	53,043
Other operating expenses
Contributions to welfare projects and non-profit organizations	(17,445)	(17,657)	(15,538)
Allowance for doubtful receivables	(631)	(546)	(107)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	(14,414)	(107,215)
Other expense			(1,628)
Other operating expenses	(32,490)	(125,418)	(17,273)
Other operating income and expenses, net	$ (8,701)	$ (64,768)	$ 35,770